Inventories	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	June 30, 2014	December 31, 2013
Raw materials and components	$848,985	$1,073,034
Work in process	887,901	1,235,029
Finished goods	168,226	163,228
Inventory reserves	(220,328)	(220,654)
	$1,684,784	$2,250,637

Inventory reserves include a provision for inventory valuation and obsolescence.